Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Sales:
Trade		$ 948,946,360	$ 1,392,862,505	$ 1,672,446,148
Services income	$ 236,381	4,715,484	9,108,680	8,673,002
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net	(1,822,359)	(36,353,700)	(31,283,154)	21,418,997
Cost of sales	41,737,792	832,614,690	1,122,933,424	1,199,511,561
Gross income	4,245,564	84,693,454	247,754,607	503,026,586
Other revenue	589,956	11,768,846	14,940,447	41,517,631
Other expenses		(1,194,714)	(7,211,691)	(18,465,120)
Distribution, transportation and sales expenses	623,411	12,436,242	21,885,911	24,357,209
Administrative expenses	7,313,481	145,894,444	130,768,822	134,321,481
Operating income (loss)	(3,161,261)	(63,063,100)	102,828,630	367,400,407
Financing income	839,255	16,742,048	29,235,603	31,557,122
Financing cost	(8,109,062)	(161,765,242)	(132,861,340)	(123,869,684)
Derivative financial instruments (cost) income, net	857,005	17,096,141	(23,263,923)	(19,115,951)
Foreign exchange (loss), net	(6,464,045)	(128,949,304)	86,930,388	23,659,480
(Loss) profit sharing in joint ventures and associates, net	(177,482)	(3,540,533)	(1,157,893)	1,527,012
Taxes, duties and other		185,572,075	343,823,489	461,578,223
Net loss for the year	(25,518,054)	(509,052,065)	(282,112,024)	(180,419,837)
Total current assets	16,535,400		343,035,041		$ 329,859,739
Total non-current assets	80,136,961		1,641,212,039		1,598,628,189
Total current liabilities	38,719,820		552,203,628		772,410,071
Total non-current liabilities	178,498,093		3,363,452,754		3,560,804,887
Equity (deficit), net	(120,545,552)		(1,931,409,302)	(1,459,405,432)	(2,404,727,030)	$ (1,502,377,342)
Depreciation and amortization	6,498,259	129,631,820	137,187,010	153,382,040
Depreciation of rights of use	$ 362,391	7,229,231	7,429,275
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		128,808,540	116,176,949	114,621,614
Exploration and production [member]
Sales:
Trade		301,393,451	409,059,838	482,262,631
Intersegment		242,454,754	333,735,644	400,613,623
Services income		133,315	473,324	221,885
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		35,031,541	(104,035,887)	65,013,616
Cost of sales		391,513,815	472,489,346	401,629,016
Gross income		187,499,246	166,743,573	546,482,739
Other revenue		2,162,510	6,796,590	23,734,616
Other expenses		(896,526)	(6,134,114)	(15,057,062)
Distribution, transportation and sales expenses		251,625	262,642	106,573
Administrative expenses		72,457,241	59,171,975	68,953,644
Operating income (loss)		116,056,364	107,971,432	486,100,076
Financing income		77,700,999	87,737,456	94,359,725
Financing cost		(164,419,519)	(134,241,910)	(131,257,815)
Derivative financial instruments (cost) income, net		24,939,748	(7,014,529)	(15,989,398)
Foreign exchange (loss), net		(116,528,387)	78,315,007	28,066,138
(Loss) profit sharing in joint ventures and associates, net		(61,956)	28,770	54,149
Taxes, duties and other		154,609,136	373,640,107	469,262,312
Net loss for the year		(216,921,887)	(240,843,881)	(7,929,437)
Total current assets			987,717,368		937,017,021
Total non-current assets			833,264,268		884,741,960
Total current liabilities			393,129,182		464,163,895
Total non-current liabilities			2,210,050,053		2,363,252,154
Equity (deficit), net			(782,197,599)		(1,005,657,068)
Depreciation and amortization		101,126,295	103,328,661	126,154,366
Depreciation of rights of use		313,008	352,286
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		35,356,366	34,534,805	33,715,993
Industrial transformation [member]
Sales:
Trade		477,729,504	797,167,115	973,367,343
Intersegment		97,303,328	127,887,636	143,632,442
Services income		190,748	2,088,771	559,515
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		(71,761,571)	42,243,942	659,610
Cost of sales		655,617,229	970,522,186	1,107,749,282
Gross income		(152,155,220)	(1,134,722)	10,469,628
Other revenue		4,092,943	3,110,226	6,784,333
Other expenses		(130,926)	(551,926)	(1,263,087)
Distribution, transportation and sales expenses		14,423,570	24,007,852	26,867,986
Administrative expenses		51,017,304	50,652,341	53,474,193
Operating income (loss)		(213,634,077)	(73,236,615)	(64,351,305)
Financing income		223,712	1,938,163	7,502,075
Financing cost		(11,491,708)	(6,346,480)	(1,990,001)
Derivative financial instruments (cost) income, net		22,862	(9,231)	(11,304)
Foreign exchange (loss), net		(8,893,829)	3,674,481	(1,736,100)
(Loss) profit sharing in joint ventures and associates, net		1,346,829	105,447
Taxes, duties and other			(1,446,202)	1,446,202
Net loss for the year		(232,426,211)	(72,428,033)	(62,032,837)
Total current assets			220,885,024		152,553,067
Total non-current assets			385,174,767		328,449,091
Total current liabilities			290,128,797		388,367,873
Total non-current liabilities			682,521,743		714,289,669
Equity (deficit), net			(366,590,749)		(621,655,384)
Depreciation and amortization		19,734,723	25,260,746	20,569,085
Depreciation of rights of use		4,679,723	4,858,427
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		51,176,601	54,347,829	51,247,894
Logistics [member]
Sales:
Intersegment		80,575,471	88,604,529	63,672,574
Services income		4,099,000	4,663,770	4,708,217
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		426,560	34,119,240	(40,288,338)
Cost of sales		43,614,768	51,298,858	42,694,683
Gross income		41,486,263	76,088,681	(14,602,230)
Other revenue		513,076	202,800	178,431
Other expenses		(7,445)	(311,878)	(40,248,271)
Distribution, transportation and sales expenses		107,691	22,467	82,755
Administrative expenses		15,762,946	8,504,381	11,592,604
Operating income (loss)		26,121,257	67,452,755	(66,347,429)
Financing income		3,340,622	697,130	1,351,514
Financing cost		(450,802)	(434,392)	(220,721)
Foreign exchange (loss), net		(442,139)	214,157	167,982
(Loss) profit sharing in joint ventures and associates, net		3,813	(17,682)	(1,092)
Taxes, duties and other		4,842,171	(19,902,667)	(2,474,189)
Net loss for the year		23,730,580	87,814,635	(62,575,557)
Total current assets			111,906,985		166,202,857
Total non-current assets			160,050,916		167,498,268
Total current liabilities			28,995,291		39,568,364
Total non-current liabilities			78,111,581		90,624,955
Equity (deficit), net			164,851,029		203,507,806
Depreciation and amortization		5,917,668	6,521,380	4,409,226
Depreciation of rights of use		460,957	228,929
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,927,651	243,330	191,132
Fertilizers [member]
Sales:
Trade		1,515,464	1,634,300	2,933,424
Intersegment		425,374	560,987	65,802
Services income		919	853	4,742
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		(92,444)	(2,298,775)	(2,246,264)
Cost of sales		3,070,962	3,380,826	4,509,881
Gross income		(1,221,649)	(3,483,461)	(3,752,177)
Other revenue		13,355	22,575	81,808
Other expenses		6,204	(7,147)	(10,389)
Distribution, transportation and sales expenses		400,170	288,347	387,397
Administrative expenses		1,099,456	615,830	785,883
Operating income (loss)		(2,701,716)	(4,372,210)	(4,854,038)
Financing income		245,510	65,049	4,916
Financing cost		(674,869)	(770,869)	(478,044)
Foreign exchange (loss), net		(166,971)	48,226	(2,577)
(Loss) profit sharing in joint ventures and associates, net		(2,362,891)	(2,314,587)
Net loss for the year		(5,660,937)	(7,344,391)	(5,329,743)
Total current assets			7,783,507		2,960,958
Total non-current assets			1,710,361		3,404,696
Total current liabilities			12,648,563		17,328,604
Total non-current liabilities			6,121,684		453,465
Equity (deficit), net			(9,276,379)		(11,416,415)
Depreciation and amortization		10,137	(323,902)	(246,697)
Depreciation of rights of use		35,515	35,515
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		669,076	(6,361)	9,162
Trading Companies [member]
Sales:
Trade		159,786,736	175,509,189	204,103,954
Intersegment		280,924,383	484,139,042	640,382,216
Services income		229,140	67,982	64,038
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net		42,214	(1,311,674)	(1,719,627)
Cost of sales		430,672,407	646,671,417	837,820,025
Gross income		10,310,066	11,733,122	5,010,556
Other revenue		874,412	444,289	1,703,304
Other expenses		(86,960)		87,697
Distribution, transportation and sales expenses		1,277,980	1,323,007	280,407
Administrative expenses		2,106,780	2,575,536	1,541,092
Operating income (loss)		7,712,758	8,278,868	4,980,058
Financing income		307,229	801,046	702,471
Financing cost		(812,552)	(971,573)	(1,379,583)
Derivative financial instruments (cost) income, net		(1,794,243)	(1,471,566)	382,568
Foreign exchange (loss), net		(750,041)	(212,619)	920,488
(Loss) profit sharing in joint ventures and associates, net		(1,931,323)	1,195,058	1,012,490
Taxes, duties and other		3,413,999	2,433,349	1,840,409
Net loss for the year		(682,171)	5,185,865	4,778,083
Total current assets			161,329,297		168,261,357
Total non-current assets			43,098,566		40,084,813
Total current liabilities			125,341,872		129,161,357
Total non-current liabilities			3,382,236		1,121,488
Equity (deficit), net			75,703,755		78,063,325
Depreciation and amortization		317,241	93,193	403,122
Depreciation of rights of use		992,148	1,288,306
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		(1,156)	37,512	(321,683)
Corporate and other operating subsidiary companies [member]
Sales:
Trade		8,521,205	9,492,063	9,778,796
Intersegment		98,451,594	100,021,336	119,762,378
Services income		62,362	1,813,980	3,114,605
Cost of sales		27,536,221	49,979,372	54,148,722
Gross income		79,498,940	61,348,007	78,507,057
Other revenue		4,112,550	4,363,967	7,683,041
Other expenses		(113,590)	(130,791)	(911,091)
Distribution, transportation and sales expenses		209,676	31,323	94,457
Administrative expenses		79,922,661	68,791,707	74,525,804
Operating income (loss)		3,365,563	(3,241,847)	10,658,746
Financing income		162,801,375	156,297,750	142,481,311
Financing cost		(211,776,436)	(208,419,002)	(202,865,030)
Derivative financial instruments (cost) income, net		(6,072,226)	(14,768,593)	(3,497,812)
Foreign exchange (loss), net		(2,167,937)	4,891,136	(3,756,451)
(Loss) profit sharing in joint ventures and associates, net		(441,711,566)	(295,764,002)	(124,094,148)
Taxes, duties and other		22,706,769	(10,901,098)	(8,496,511)
Net loss for the year		(518,267,996)	(350,103,460)	(172,576,873)
Total current assets			718,398,444		906,149,787
Total non-current assets			1,001,349,312		750,322,623
Total current liabilities			1,564,317,345		1,734,633,918
Total non-current liabilities			2,080,349,970		2,218,921,311
Equity (deficit), net			(1,924,919,559)		(2,297,082,819)
Depreciation and amortization		2,525,756	2,306,932	2,092,938
Depreciation of rights of use		747,880	665,812
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		32,680,002	27,019,834	26,861,666
Eliminations [member]
Sales:
Intersegment		(800,134,904)	(1,134,949,174)	(1,368,129,035)
Cost of sales		(719,410,712)	(1,071,408,581)	(1,249,040,048)
Gross income		(80,724,192)	(63,540,593)	(119,088,987)
Other revenue				1,352,098
Other expenses		34,529	(75,835)	38,937,083
Distribution, transportation and sales expenses		(4,234,470)	(4,049,727)	(3,462,366)
Administrative expenses		(76,471,944)	(59,542,948)	(76,551,739)
Operating income (loss)		16,751	(23,753)	1,214,299
Financing income		(227,877,399)	(218,300,991)	(214,844,890)
Financing cost		227,860,644	218,322,886	214,321,510
Derivative financial instruments (cost) income, net			(4)	(5)
(Loss) profit sharing in joint ventures and associates, net		441,176,561	295,609,103	124,555,613
Net loss for the year		$ 441,176,557	295,607,241	125,246,527
Total current assets			(1,864,985,584)		(2,003,285,308)
Total non-current assets			(783,436,151)		(575,873,262)
Total current liabilities			(1,862,357,422)		(2,000,813,940)
Total non-current liabilities			(1,697,084,513)		(1,827,858,155)
Equity (deficit), net			$ 911,020,200		$ 1,249,513,525
Net periodic cost of employee benefits excluding items recognized in other comprehensive income				$ 2,917,450